DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2016
Discontinued Operations
DISCONTINUED OPERATIONS
4.     DISCONTINUED OPERATIONS

On July 12, 2013, the Company completed the sale of its Life Sciences products assets to SDIX LLC for approximately $16,000 before transaction fees.
At the closing of the Asset Sale, $1,300 of the purchase price was placed in escrow to satisfy any indemnification claims that were brought by April 12, 2014. In addition, the Asset Purchase Agreement provided for an adjustment to the purchase price based upon the actual working capital, as defined, on the closing date as compared to a working capital target amount.
In May 2014, the Company, the Purchaser and OriGene reached a settlement of various claims by the parties relating to the Asset Sale. The terms of the settlement called for the release of the $1,300 in escrow to the Company, as well as the payment by the Purchaser and OriGene to the Company of an additional $250 pursuant to the working capital adjustment provisions of the Asset Purchase Agreement. The settlement also included mutual releases of these and all other claims under the Asset Purchase Agreement. This amount is included in income from discontinued operations in the Company’s 2013 consolidated statement of operations.